Other income - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 05, 2018	Dec. 31, 2018	Feb. 09, 2018	Dec. 31, 2015
Other Income [Line Items]
Contribution received to support clinical development		$ 1.3
EC Horizon 2020 Program
Other Income [Line Items]
Amount of funds available for qualified projects				$ 80,000.0
Foundation Fighting Blindness
Other Income [Line Items]
Amount of funds available for qualified projects			$ 7.5
Contribution received to support clinical development		2.5
EBRP and EBMRF
Other Income [Line Items]
Amount of funds available for qualified projects	$ 5.0
Contribution received to support clinical development		$ 1.3
Clinical support agreement
Other Income [Line Items]
Amount of funds available for qualified projects				4.6
Clinical support agreement | Entity And Academic Partners [member]
Other Income [Line Items]
Amount of funds available for qualified projects				$ 6.0
Clinical support agreement | EBRP and EBMRF
Other Income [Line Items]
Contribution received to support clinical development	$ 5.0